CAPITAL STOCK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.0001	$ 0.0001
Preferred stock par value	$ 0.0001
Preferred stock, shares authorized	100,000,000
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common Stock, Voting Rights	Each share of our Class A preferred stock is convertible into 25 shares of common stock at the option of the holder
Preferred Stock, Voting Rights	Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company
Common stock upon conversion of convertible notes	14,705,144
Common stock upon conversion of convertible notes amount	$ 329,916
Net loss on debt extinguishment	185,539
Accrued interest	$ 144,377
Common stock issued, shares	54,129,476
Common stock issued in payment, shares	900,000
Common stock issued in payment, value	$ 43,400
Common stock, net of offering costs	$ 14,175
Common shares sold	19,462,532
Purchase price of Common stock	$ 371,070
Class A Preferred Stock [Member]
Preferred stock, shares designated	60,000,000
Closing market price per share	$ 0.029
Share conversions, common shares	19,061,800
Share conversions, shares of Class A Preferred Stock	762,472
Undesignated Preferred Shares [Member]
Preferred stock, shares authorized	39,999,900	39,999,900
Preferred stock, shares outstanding	0	0
Class A Preferred Stock One [Member]
Share conversions, common shares	19,061,800
Share conversions, shares of Class A Preferred Stock	762,472
Class B Preferreds Stock [Member]
Preferred stock par value	$ 0.0001
Super voting Preferred stock	100
Preferred stock, shares outstanding	90
Class A Preferred Stock [Member] | Chief Executive Officer [Member]
Preferred stock, shares outstanding	59,560,127
Number of preferred stock shares held by CEO	15,958,767
Chief Executive Officer [Member]
Preferred Stock, Conversion Basis	shares was determined to be $2,990,000 based on an assumed conversion at a 25 common shares for 1 preferred share ratio
Share conversions, shares of Class A Preferred Stock	4,040,000
Board Of Directors Chairman | Class A Preferred Stock [Member]
Preferred stock, shares outstanding	90